Additional disclosure items G.6. Colombia Unrestricted Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 22, 2021	Oct. 19, 2020	Mar. 31, 2019	Oct. 31, 2018	Sep. 30, 2017
Statement of profit or loss and other comprehensive income [abstract]
Revenue	$ 5,804	$ 5,661	$ 5,624
Equipment, programming and other direct costs	(1,420)	(1,507)	(1,506)
Operating expenses	(1,915)	(2,043)	(1,890)
Depreciation	(916)	(978)	(999)
Amortization	(319)	(360)	(345)
Share of profit in joint ventures	54	42	32
Other operating income (expenses), net	54	10	(2)
Operating profit	1,342	826	915
Interest income (expense), net	(670)
Other non-operating (expenses) income, net	(119)	36	(78)
Profit (loss) from other joint ventures and associates, net	0	(3)	0
Profit (loss) before taxes from continuing operations	552	175	238
Tax expense	(281)	(424)	(222)
Profit (loss) from continuing operations	271	(249)	16
Profit (loss) from discontinued operations, net of tax	(3)	4	113
Net profit (loss) for the year	268	(245)	129
NON-CURRENT ASSETS
Intangible assets, net	6,908	7,785
Property, plant and equipment, net	2,847	3,107	2,989
Right of use assets, net	792	896	884
Investment in Honduras joint venture	561	576
Contract costs, net	12	12
Deferred tax assets	153	141	204
Other non-current assets	84	84
TOTAL NON-CURRENT ASSETS	11,357	12,601
CURRENT ASSETS
Inventories	44	45
Trade receivables, net	390	443
Contract assets, net	77	82
Amounts due from non-controlling interests, associates and joint ventures	15	12
Prepayments	182
Current income tax assets	109	118
Supplier advances for capital expenditure	16	21
Other current assets	166	190
Restricted cash	57	56
Cash and cash equivalents	699	775	1,039	$ 895
TOTAL CURRENT ASSETS	1,753	1,915
Assets held for sale	627	0
TOTAL ASSETS	13,737	14,516
EQUITY
Share capital and premium	1,322	1,334
Treasury shares	(43)	(8)
Other reserves	(531)	(500)
Retained profits	2,628	2,785
Net profit/ (loss) for the period/year attributable to owners of the Company	253	(82)
Equity attributable to owners of the Company	3,628	3,529
Non-controlling interests	(54)	(84)
TOTAL EQUITY	3,574	3,445	3,634	$ 2,740
NON-CURRENT LIABILITIES
Debt and financing	5,533	6,476
Lease liabilities	798	854
Derivative financial instruments	59	46
Amounts due to non-controlling interests, associates and joint ventures	34	12
Payables and accruals for capital expenditure	194	885
Other non-current liabilities	283	330
Deferred tax liabilities	149	140	$ 148
TOTAL NON-CURRENT LIABILITIES	7,050	8,742
CURRENT LIABILITIES
Debt and financing	282	221
Lease liabilities	156	189
Payables and accruals for capital expenditure	305	314
Other trade payables	300	390
Amounts due to non-controlling interests, associates and joint ventures	105	62
Accrued interest and other expenses	421	444
Current income tax liabilities	122	93
Contract liabilities	121	156
Dividend payable	172	0
Provisions and other current liabilities	421	374
TOTAL CURRENT LIABILITIES	2,404	2,329
Liabilities directly associated with assets held for sale	709	0
TOTAL LIABILITIES	10,163	11,071
TOTAL EQUITY AND LIABILITIES	13,737	$ 14,516
Colombia Unrestricted Subsidiaries
Statement of profit or loss and other comprehensive income [abstract]
Revenue	1,380
Equipment, programming and other direct costs	(360)
Operating expenses	(496)
Depreciation	(230)
Amortization	(67)
Share of profit in joint ventures	0
Other operating income (expenses), net	55
Operating profit	283
Interest income (expense), net	(237)
Other non-operating (expenses) income, net	(6)
Profit (loss) from other joint ventures and associates, net	0
Profit (loss) before taxes from continuing operations	39
Tax expense	(9)
Profit (loss) from continuing operations	30
Profit (loss) from discontinued operations, net of tax	0
Net profit (loss) for the year	30
NON-CURRENT ASSETS
Intangible assets, net	403
Property, plant and equipment, net	743
Right of use assets, net	126
Investment in Honduras joint venture	0
Contract costs, net	0
Deferred tax assets	1
Other non-current assets	33
TOTAL NON-CURRENT ASSETS	1,305
CURRENT ASSETS
Inventories	7
Trade receivables, net	109
Contract assets, net	4
Amounts due from non-controlling interests, associates and joint ventures	5
Prepayments	22
Current income tax assets	58
Supplier advances for capital expenditure	0
Other current assets	66
Restricted cash	2
Cash and cash equivalents	33
TOTAL CURRENT ASSETS	306
Assets held for sale	613
TOTAL ASSETS	2,224
EQUITY
Share capital and premium	0
Treasury shares	0
Other reserves	(390)
Retained profits	477
Net profit/ (loss) for the period/year attributable to owners of the Company	15
Equity attributable to owners of the Company	102
Non-controlling interests	(55)
TOTAL EQUITY	47
NON-CURRENT LIABILITIES
Debt and financing	433
Lease liabilities	226
Derivative financial instruments	0
Amounts due to non-controlling interests, associates and joint ventures	70
Payables and accruals for capital expenditure	140
Other non-current liabilities	122
Deferred tax liabilities	2
TOTAL NON-CURRENT LIABILITIES	994
CURRENT LIABILITIES
Debt and financing	31
Lease liabilities	65
Payables and accruals for capital expenditure	77
Other trade payables	84
Amounts due to non-controlling interests, associates and joint ventures	46
Accrued interest and other expenses	70
Current income tax liabilities	0
Contract liabilities	4
Dividend payable	0
Provisions and other current liabilities	106
TOTAL CURRENT LIABILITIES	483
Liabilities directly associated with assets held for sale	699
TOTAL LIABILITIES	2,177
TOTAL EQUITY AND LIABILITIES	2,224
Intercompany Eliminations
Statement of profit or loss and other comprehensive income [abstract]
Revenue	0
Equipment, programming and other direct costs	(3)
Operating expenses	3
Depreciation	0
Amortization	0
Share of profit in joint ventures	0
Other operating income (expenses), net	0
Operating profit	1
Interest income (expense), net	10
Other non-operating (expenses) income, net	0
Profit (loss) from other joint ventures and associates, net	0
Profit (loss) before taxes from continuing operations	11
Tax expense	0
Profit (loss) from continuing operations	11
Profit (loss) from discontinued operations, net of tax	0
Net profit (loss) for the year	11
NON-CURRENT ASSETS
Intangible assets, net	0
Property, plant and equipment, net	0
Right of use assets, net	0
Investment in Honduras joint venture	0
Contract costs, net	0
Deferred tax assets	0
Other non-current assets	70
TOTAL NON-CURRENT ASSETS	70
CURRENT ASSETS
Inventories	0
Trade receivables, net	0
Contract assets, net	0
Amounts due from non-controlling interests, associates and joint ventures	0
Prepayments	0
Current income tax assets	0
Supplier advances for capital expenditure	0
Other current assets	43
Restricted cash	0
Cash and cash equivalents	0
TOTAL CURRENT ASSETS	43
Assets held for sale	0
TOTAL ASSETS	113
EQUITY
Share capital and premium	0
Treasury shares	0
Other reserves	0
Retained profits	111
Net profit/ (loss) for the period/year attributable to owners of the Company	0
Equity attributable to owners of the Company	111
Non-controlling interests	0
TOTAL EQUITY	111
NON-CURRENT LIABILITIES
Debt and financing	0
Lease liabilities	0
Derivative financial instruments	0
Amounts due to non-controlling interests, associates and joint ventures	0
Payables and accruals for capital expenditure	0
Other non-current liabilities	0
Deferred tax liabilities	0
TOTAL NON-CURRENT LIABILITIES	0
CURRENT LIABILITIES
Debt and financing	0
Lease liabilities	0
Payables and accruals for capital expenditure	0
Other trade payables	0
Amounts due to non-controlling interests, associates and joint ventures	0
Accrued interest and other expenses	0
Current income tax liabilities	0
Contract liabilities	0
Dividend payable	0
Provisions and other current liabilities	2
TOTAL CURRENT LIABILITIES	2
Liabilities directly associated with assets held for sale	0
TOTAL LIABILITIES	2
TOTAL EQUITY AND LIABILITIES	113
Millicom Restricted Group
Statement of profit or loss and other comprehensive income [abstract]
Revenue	4,424
Equipment, programming and other direct costs	(1,064)
Operating expenses	(1,416)
Depreciation	(685)
Amortization	(252)
Share of profit in joint ventures	54
Other operating income (expenses), net	(1)
Operating profit	1,060
Interest income (expense), net	(423)
Other non-operating (expenses) income, net	(113)
Profit (loss) from other joint ventures and associates, net	0
Profit (loss) before taxes from continuing operations	524
Tax expense	(272)
Profit (loss) from continuing operations	252
Profit (loss) from discontinued operations, net of tax	(3)
Net profit (loss) for the year	248
NON-CURRENT ASSETS
Intangible assets, net	6,506
Property, plant and equipment, net	2,105
Right of use assets, net	666
Investment in Honduras joint venture	561
Contract costs, net	12
Deferred tax assets	152
Other non-current assets	121
TOTAL NON-CURRENT ASSETS	10,123
CURRENT ASSETS
Inventories	37
Trade receivables, net	280
Contract assets, net	73
Amounts due from non-controlling interests, associates and joint ventures	10
Prepayments	159
Current income tax assets	51
Supplier advances for capital expenditure	16
Other current assets	143
Restricted cash	55
Cash and cash equivalents	667
TOTAL CURRENT ASSETS	1,490
Assets held for sale	13
TOTAL ASSETS	11,626
EQUITY
Share capital and premium	1,322
Treasury shares	(43)
Other reserves	(142)
Retained profits	2,262
Net profit/ (loss) for the period/year attributable to owners of the Company	238
Equity attributable to owners of the Company	3,637
Non-controlling interests	1
TOTAL EQUITY	3,637
NON-CURRENT LIABILITIES
Debt and financing	5,100
Lease liabilities	572
Derivative financial instruments	59
Amounts due to non-controlling interests, associates and joint ventures	(36)
Payables and accruals for capital expenditure	53
Other non-current liabilities	161
Deferred tax liabilities	147
TOTAL NON-CURRENT LIABILITIES	6,055
CURRENT LIABILITIES
Debt and financing	251
Lease liabilities	91
Payables and accruals for capital expenditure	228
Other trade payables	216
Amounts due to non-controlling interests, associates and joint ventures	59
Accrued interest and other expenses	351
Current income tax liabilities	122
Contract liabilities	117
Dividend payable	172
Provisions and other current liabilities	317
TOTAL CURRENT LIABILITIES	1,923
Liabilities directly associated with assets held for sale	10
TOTAL LIABILITIES	7,989
TOTAL EQUITY AND LIABILITIES	$ 11,626
USD 4.500% Senior Notes Due 2031
Disclosure of subsidiaries [line items]
Borrowings, interest rate					4.50%	4.50%
USD 4.500% Senior Notes Due 2031 | Fixed rate loans
Disclosure of subsidiaries [line items]
Borrowings, interest rate	4.50%					4.50%
USD 6.625% Senior Notes Due 2026
Disclosure of subsidiaries [line items]
Borrowings, interest rate					6.625%
USD 6.625% Senior Notes Due 2026 | Fixed rate loans
Disclosure of subsidiaries [line items]
Borrowings, interest rate	6.625%							6.625%
USD 5.125% Senior Notes Due 2028 | Fixed rate loans
Disclosure of subsidiaries [line items]
Borrowings, interest rate	5.125%								5.125%
USD 6.25% Senior Notes Due 2029 | Fixed rate loans
Disclosure of subsidiaries [line items]
Borrowings, interest rate	6.25%						6.25%